Impact of Tax Holiday to Earnings Per Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Holiday [Line Items]
Increase in income tax expenses	$ 3,990	$ 10,104	$ 4,470
Basic Earnings Per Share
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.07	$ 0.17	$ 0.08
Diluted Earnings Per Share
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.06	$ 0.17	$ 0.08